Non-current assets held for sale and liabilities associated with non-current assets held for sale - Narrative (Details) - Assets and liabilities classified as held for sale - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Line Items]
Provision recognised for non-current assets held for sale	€ 2,357	€ 2,606	€ 2,956
Net charges recorded against valuation allowances	131	163	139
Recoveries	59	€ 71	€ 88
Santander Bank Polska S.A.
Assets And Liabilities Classified As Held For Sale [Line Items]
Remeasurement of disposal group or assets held for sale, write-off	€ 2,339